OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response: 21.09

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for eleven of its series, Evergreen Disciplined Value Fund, Evergreen Enhanced S&P 500 Fund, Evergreen Equity Income Fund, Evergreen Fundamental Large Cap Fund, Evergreen Fundamental Mid Cap Value Fund, Evergreen Golden Core Opportunities Fund, Evergreen Golden Large Cap Core Fund, Evergreen Golden Mid Cap Core Fund, Evergreen Intrinsic Value Fund, Evergreen Small Cap Value Fund and Evergreen Special Values Fund, for the quarter ended October 31, 2008. These series have July 31 fiscal year end.

Date of reporting period: October 31, 2008

Item 1 – Schedule of Investments

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 96.8%
CONSUMER DISCRETIONARY 6.9%
Hotels, Restaurants & Leisure 1.4%
Darden Restaurants, Inc.	28,569	$633,375
McDonald’s Corp.	37,935	2,197,574

		2,830,949

Leisure Equipment & Products 0.7%
Hasbro, Inc.	47,239	1,373,238

Media 2.8%
DISH Network Corp., Class A	43,724	688,216
Gannett Co., Inc.	47,798	525,778
Time Warner, Inc.	237,407	2,395,437
Viacom, Inc., Class B *	25,920	524,102
Walt Disney Co.	51,398	1,331,208

		5,464,741

Specialty Retail 1.3%
Best Buy Co., Inc.	24,712	662,529
Limited Brands, Inc.	58,801	704,436
TJX Cos.	44,721	1,196,734

		2,563,699

Textiles, Apparel & Luxury Goods 0.7%
Nike, Inc., Class B	23,238	1,339,206

CONSUMER STAPLES 9.1%
Beverages 1.7%
Coca-Cola Enterprises, Inc.	87,082	875,174
Molson Coors Brewing Co., Class B	34,526	1,289,891
Pepsi Bottling Group, Inc.	52,279	1,208,691

		3,373,756

Food & Staples Retailing 2.6%
CVS Caremark Corp.	22,877	701,180
Kroger Co.	25,588	702,646
Safeway, Inc.	55,832	1,187,547
Wal-Mart Stores, Inc.	43,817	2,445,427

		5,036,800

Food Products 0.8%
Archer Daniels Midland Co.	42,175	874,288
Bunge, Ltd.	19,705	756,869

		1,631,157

Household Products 2.9%
Procter & Gamble Co.	86,922	5,609,946

Tobacco 1.1%
Altria Group, Inc.	71,944	1,380,605
Philip Morris International, Inc.	16,591	721,211

		2,101,816

ENERGY 15.8%
Energy Equipment & Services 0.2%
National Oilwell Varco, Inc. *	14,659	438,158

Oil, Gas & Consumable Fuels 15.6%
Apache Corp.	23,760	1,956,161
Chevron Corp.	103,595	7,728,187
ConocoPhillips	84,418	4,391,424
Exxon Mobil Corp.	176,108	13,053,125
Marathon Oil Corp.	24,106	701,484
Noble Energy, Inc.	20,157	1,044,536

1

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Occidental Petroleum Corp.	22,913	$1,272,588
W&T Offshore, Inc.	20,128	385,854

		30,533,359

FINANCIALS 24.4%
Capital Markets 3.2%
Bank of New York Mellon Corp.	28,387	925,416
BlackRock, Inc.	2,817	369,985
Goldman Sachs Group, Inc.	23,199	2,145,907
Morgan Stanley	71,809	1,254,503
State Street Corp.	26,442	1,146,261
TD Ameritrade Holding Corp. *	31,635	420,429

		6,262,501

Commercial Banks 6.5%
Bank of Hawaii Corp.	14,596	740,163
BB&T Corp.	38,785	1,390,442
Comerica, Inc.	22,164	611,505
Huntington Bancshares, Inc.	52,348	494,689
PNC Financial Services Group, Inc.	21,786	1,452,473
Popular, Inc.	69,321	526,840
U.S. Bancorp	28,946	862,880
Wells Fargo & Co. °	196,209	6,680,916

		12,759,908

Diversified Financial Services 6.9%
Bank of America Corp.	185,427	4,481,771
Citigroup, Inc.	185,291	2,529,222
JPMorgan Chase & Co.	158,264	6,528,390

		13,539,383

Insurance 6.6%
ACE, Ltd.	42,801	2,455,065
Allstate Corp.	40,614	1,071,804
American International Group, Inc.	50,842	97,108
Chubb Corp.	45,183	2,341,383
Hartford Financial Services Group, Inc.	29,116	300,477
MetLife, Inc.	35,996	1,195,787
PartnerRe, Ltd.	20,913	1,415,601
Reinsurance Group of America, Inc., Class A	23,021	859,604
Travelers Companies, Inc.	75,753	3,223,290

		12,960,119

Real Estate Investment Trusts (REITs) 1.2%
Hospitality Properties Trust	35,856	363,938
Host Hotels & Resorts, Inc.	75,100	776,534
HRPT Properties Trust	118,227	426,800
Simon Property Group, Inc.	12,529	839,819

		2,407,091

HEALTH CARE 11.9%
Biotechnology 0.8%
Amgen, Inc. *	28,185	1,688,000

Health Care Equipment & Supplies 0.6%
Baxter International, Inc.	18,199	1,100,857

Health Care Providers & Services 0.9%
CIGNA Corp.	48,793	795,326
McKesson Corp.	25,459	936,636

		1,731,962

2

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Life Sciences Tools & Services 0.9%
Invitrogen Corp. *	25,426	$732,015
Thermo Fisher Scientific, Inc. *	25,135	1,020,481

		1,752,496

Pharmaceuticals 8.7%
Eli Lilly & Co.	35,860	1,212,785
Johnson & Johnson	95,671	5,868,459
Merck & Co., Inc.	100,508	3,110,723
Pfizer, Inc.	356,875	6,320,256
Wyeth	15,694	505,033

		17,017,256

INDUSTRIALS 9.2%
Aerospace & Defense 2.6%
Boeing Co.	15,280	798,686
General Dynamics Corp.	15,506	935,322
L-3 Communications Holdings, Inc.	20,214	1,640,770
Northrop Grumman Corp.	35,401	1,659,953

		5,034,731

Commercial Services & Supplies 0.3%
R.R. Donnelley & Sons Co.	35,953	595,741

Industrial Conglomerates 3.1%
General Electric Co.	242,539	4,731,936
Tyco International, Ltd.	52,620	1,330,234

		6,062,170

Machinery 1.7%
Cummins, Inc.	29,678	767,176
Eaton Corp.	13,331	594,562
Paccar, Inc.	24,962	729,889
Parker Hannifin Corp.	30,723	1,191,131

		3,282,758

Professional Services 0.3%
Manpower, Inc.	19,123	595,299

Road & Rail 1.2%
Norfolk Southern Corp.	28,420	1,703,495
Ryder System, Inc.	17,479	692,518

		2,396,013

INFORMATION TECHNOLOGY 3.9%
Computers & Peripherals 1.5%
Hewlett-Packard Co.	25,910	991,835
International Business Machines Corp.	12,997	1,208,331
Lexmark International, Inc., Class A *	21,266	549,301
Seagate Technology, Inc.	33,395	226,084

		2,975,551

Electronic Equipment & Instruments 0.1%
Jabil Circuit, Inc.	38,131	320,682

IT Services 0.8%
Accenture, Ltd., Class A	20,865	689,588
Computer Sciences Corp. *	27,929	842,339

		1,531,927

Office Electronics 0.3%
Xerox Corp.	75,262	603,601

3

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 0.5%
Intel Corp.	34,561	$552,976
National Semiconductor Corp.	29,665	390,688

		943,664

Software 0.7%
Microsoft Corp.	23,257	519,329
Symantec Corp. *	65,389	822,593

		1,341,922

MATERIALS 2.5%
Chemicals 1.9%
Celanese Corp., Ser. A	36,720	508,939
E.I. DuPont de Nemours & Co.	31,572	1,010,304
Eastman Chemical Co.	25,765	1,040,649
Lubrizol Corp.	28,671	1,077,456

		3,637,348

Metals & Mining 0.6%
Freeport-McMoRan Copper & Gold, Inc.	14,724	428,468
Reliance Steel & Aluminum Co.	13,168	329,727
United States Steel Corp.	13,588	501,125

		1,259,320

TELECOMMUNICATION SERVICES 6.1%
Diversified Telecommunication Services 5.9%
AT&T, Inc.	265,734	7,113,699
Embarq Corp.	20,290	608,700
Verizon Communications, Inc.	132,922	3,943,796

		11,666,195

Wireless Telecommunication Services 0.2%
Sprint Nextel Corp.	122,097	382,164

UTILITIES 7.0%
Electric Utilities 2.8%
American Electric Power Co., Inc.	31,066	1,013,684
Duke Energy Corp.	110,682	1,812,971
Edison International	38,414	1,367,154
Pepco Holdings, Inc.	60,623	1,251,865

		5,445,674

Gas Utilities 0.6%
ONEOK, Inc.	33,768	1,077,199

Multi-Utilities 3.6%
CenterPoint Energy, Inc.	102,284	1,178,312
CMS Energy Corp.	109,820	1,125,655
DTE Energy Co.	25,271	892,066
NiSource, Inc.	84,188	1,091,077
OGE Energy Corp.	47,814	1,305,322
Public Service Enterprise Group, Inc.	19,116	538,115
Xcel Energy, Inc.	58,814	1,024,540

		7,155,087

Total Common Stocks (cost $241,144,198)		189,823,444

4

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Principal Amount	Value

SHORT-TERM INVESTMENTS 3.0%
U.S. TREASURY OBLIGATIONS 0.4%
U.S. Treasury Bills:
0.44%, 12/18/2008 ß ƒ	$750,000	$749,603
0.79%, 01/02/2009 ß ƒ	50,000	49,967

		799,570

	Shares	Value

MUTUAL FUND SHARES 2.6%
Evergreen Institutional Money Market Fund, Class I, 3.21% q ø	5,001,001	5,001,001

Total Short-Term Investments (cost $5,800,889)		5,800,571

Total Investments (cost $246,945,087) 99.8%		195,624,015
Other Assets and Liabilities 0.2%		458,232

Net Assets 100.0%		$196,082,247

*	Non-income producing security
°

Investment in non-controlled affiliate. At October 31, 2008, the Fund owned shares of Wells Fargo & Co. with a cost basis of $6,900,965. The Fund did not earn any income from Wells Fargo & Co. for the period from October 3, 2008 to October 31, 2008.

ß	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

At October 31, 2008, the Fund had long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at October 31, 2008	Unrealized Gain (Loss)

December 2008	24 S&P 500 Index	$5,490,418	$5,803,800	$313,382

On October 31, 2008, the aggregate cost of securities for federal income tax purposes was $247,935,316. The gross unrealized appreciation and depreciation on securities based on tax cost was $7,632,420 and $59,943,721, respectively, with a net unrealized depreciation of $52,311,301.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

Valuation hierarchy

On August 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)

As of October 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$195,624,015	$313,382
Level 2 – Other Significant Observable Inputs	0	0
Level 3 – Significant Unobservable Inputs	0	0

Total	$195,624,015	$313,382

*	Other financial instruments include futures.

6

EVERGREEN ENHANCED S&P 500® FUND SCHEDULE OF INVESTMENTS

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 97.6%
CONSUMER DISCRETIONARY 7.2%
Hotels, Restaurants & Leisure 1.1%
Darden Restaurants, Inc.	134,652	$2,985,235
McDonald’s Corp. ρ	131,803	7,635,348

		10,620,583

Internet & Catalog Retail 0.3%
Amazon.com, Inc. *	54,386	3,113,055

Leisure Equipment & Products 0.7%
Hasbro, Inc.	234,173	6,807,409

Media 2.5%
DIRECTV Group, Inc. *	202,806	4,439,423
Time Warner, Inc.	909,022	9,172,032
Viacom, Inc., Class B *	207,121	4,187,987
Walt Disney Co.	223,459	5,787,588

		23,587,030

Specialty Retail 1.7%
AutoZone, Inc. *	23,910	3,043,504
Best Buy Co., Inc.	148,312	3,976,244
Limited Brands, Inc.	212,202	2,542,180
TJX Cos. ρ	224,638	6,011,313

		15,573,241

Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc. *	121,753	2,508,112
Nike, Inc., Class B	100,547	5,794,523

		8,302,635

CONSUMER STAPLES 12.5%
Beverages 2.3%
Coca-Cola Enterprises, Inc.	382,828	3,847,422
Molson Coors Brewing Co., Class B	163,738	6,117,252
Pepsi Bottling Group, Inc.	275,086	6,359,988
PepsiCo, Inc.	99,617	5,679,165

		22,003,827

Food & Staples Retailing 4.4%
CVS Caremark Corp.	187,117	5,735,136
Kroger Co.	343,635	9,436,217
Safeway, Inc.	131,980	2,807,215
Wal-Mart Stores, Inc. ρ	422,555	23,582,794

		41,561,362

Food Products 0.9%
Archer Daniels Midland Co. ρ	237,814	4,929,884
Bunge, Ltd. ρ	81,750	3,140,018

		8,069,902

Household Products 2.9%
Procter & Gamble Co.	422,876	27,292,417

Tobacco 2.0%
Altria Group, Inc.	378,076	7,255,278
Philip Morris International, Inc.	271,878	11,818,537

		19,073,815

ENERGY 13.0%
Energy Equipment & Services 1.5%
ENSCO International, Inc.	133,787	5,085,244
National Oilwell Varco, Inc. *	106,540	3,184,481

1

EVERGREEN ENHANCED S&P 500® FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Energy Equipment & Services continued
Noble Corp.	137,105	$4,416,152
Schlumberger, Ltd.	23,702	1,224,208

		13,910,085

Oil, Gas & Consumable Fuels 11.5%
Apache Corp.	93,964	7,736,056
Chevron Corp. ρ	338,820	25,275,972
ConocoPhillips	285,083	14,830,018
Exxon Mobil Corp.	583,934	43,281,188
Noble Energy, Inc.	102,304	5,301,393
Occidental Petroleum Corp.	191,877	10,656,848
W&T Offshore, Inc.	84,663	1,622,990

		108,704,465

FINANCIALS 14.2%
Capital Markets 2.6%
Bank of New York Mellon Corp.	84,163	2,743,714
BlackRock, Inc.	13,698	1,799,095
Goldman Sachs Group, Inc.	79,633	7,366,053
Morgan Stanley	276,524	4,830,874
State Street Corp.	128,511	5,570,952
TD Ameritrade Holding Corp. *	153,859	2,044,786

		24,355,474

Commercial Banks 2.9%
BB&T Corp. ρ	125,721	4,507,098
Comerica, Inc.	82,093	2,264,946
Wells Fargo & Co. ρ °	612,122	20,842,754

		27,614,798

Diversified Financial Services 4.5%
Bank of America Corp.	550,795	13,312,715
Citigroup, Inc. ρ	404,109	5,516,088
IntercontinentalExchange, Inc. *	51,788	4,430,981
JPMorgan Chase & Co.	453,499	18,706,834

		41,966,618

Insurance 3.7%
ACE, Ltd.	165,876	9,514,647
Allstate Corp.	111,962	2,954,677
American International Group, Inc.	156,827	299,540
Arch Capital Group, Ltd. *	90,800	6,333,300
MetLife, Inc.	156,736	5,206,770
Reinsurance Group of America, Class B	1	37
Travelers Companies, Inc.	244,929	10,421,729

		34,730,700

Real Estate Investment Trusts (REITs) 0.5%
HRPT Properties Trust	517,177	1,867,009
Simon Property Group, Inc.	45,223	3,031,297

		4,898,306

HEALTH CARE 14.0%
Biotechnology 2.3%
Amgen, Inc. *	244,204	14,625,378
Biogen Idec, Inc. *	79,917	3,400,468
Genzyme Corp. *	53,381	3,890,407

		21,916,253

2

EVERGREEN ENHANCED S&P 500® FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	144,019	$8,711,709
St. Jude Medical, Inc. *	180,552	6,866,393
Zimmer Holdings, Inc. *	40,389	1,875,261

		17,453,363

Health Care Providers & Services 1.6%
CIGNA Corp.	194,693	3,173,496
McKesson Corp.	141,570	5,208,361
WellPoint, Inc. *	167,075	6,494,205

		14,876,062

Life Sciences Tools & Services 0.7%
Thermo Fisher Scientific, Inc. *	167,504	6,800,662

Pharmaceuticals 7.5%
Eli Lilly & Co. ρ	214,420	7,251,684
Forest Laboratories, Inc. *	122,734	2,851,111
Johnson & Johnson	431,109	26,444,226
Merck & Co., Inc.	329,905	10,210,560
Pfizer, Inc.	1,151,077	20,385,574
Wyeth	114,798	3,694,199

		70,837,354

INDUSTRIALS 9.9%
Aerospace & Defense 3.7%
Boeing Co.	66,870	3,495,295
General Dynamics Corp.	81,640	4,924,525
Honeywell International, Inc.	114,207	3,477,603
L-3 Communications Holdings, Inc.	82,046	6,659,674
Lockheed Martin Corp.	50,154	4,265,598
Northrop Grumman Corp.	146,533	6,870,932
United Technologies Corp.	90,141	4,954,149

		34,647,776

Commercial Services & Supplies 0.3%
R.R. Donnelley & Sons Co.	153,016	2,535,475

Industrial Conglomerates 2.6%
General Electric Co.	975,007	19,022,387
Tyco International, Ltd.	222,094	5,614,536

		24,636,923

Machinery 1.6%
Cummins, Inc. ρ	131,924	3,410,235
Eaton Corp.	77,033	3,435,672
Paccar, Inc. ρ	120,124	3,512,426
Parker Hannifin Corp.	126,086	4,888,354

		15,246,687

Professional Services 0.2%
Manpower, Inc.	46,973	1,462,270

Road & Rail 1.5%
CSX Corp. ρ	99,654	4,556,181
Norfolk Southern Corp. ρ	166,816	9,998,951

		14,555,132

3

EVERGREEN ENHANCED S&P 500® FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 16.5%
Communications Equipment 1.3%
Cisco Systems, Inc. * ρ	512,465	$9,106,503
QUALCOMM, Inc.	87,237	3,337,688

		12,444,191

Computers & Peripherals 5.5%
Apple, Inc. * ρ	85,587	9,208,305
Hewlett-Packard Co. ρ	398,053	15,237,469
International Business Machines Corp. ρ	220,030	20,456,189
Lexmark International, Inc., Class A *	143,167	3,698,004
Seagate Technology, Inc.	183,610	1,243,040
Western Digital Corp. *	112,351	1,853,791

		51,696,798

Electronic Equipment & Instruments 0.2%
Jabil Circuit, Inc.	244,805	2,058,810

Internet Software & Services 1.2%
eBay, Inc. *	228,983	3,496,570
Google, Inc., Class A *	21,599	7,761,817

		11,258,387

IT Services 1.2%
Accenture, Ltd., Class A	168,523	5,569,685
Affiliated Computer Services, Inc., Class A *	78,496	3,218,336
Computer Sciences Corp. *	92,710	2,796,134

		11,584,155

Office Electronics 0.2%
Xerox Corp.	206,658	1,657,397

Semiconductors & Semiconductor Equipment 2.2%
Intel Corp.	762,966	12,207,456
LSI Corp. *	548,937	2,113,407
MEMC Electronic Materials, Inc. *	94,132	1,730,146
National Semiconductor Corp.	144,344	1,901,011
Texas Instruments, Inc.	118,321	2,314,359

		20,266,379

Software 4.7%
Adobe Systems, Inc. * ρ	147,564	3,931,105
Microsoft Corp.	1,048,899	23,421,915
Oracle Corp. * ρ	763,905	13,971,822
Symantec Corp. *	213,524	2,686,132

		44,010,974

MATERIALS 2.6%
Chemicals 2.0%
Dow Chemical Co. ρ	263,859	7,037,120
E.I. DuPont de Nemours & Co. ρ	78,509	2,512,288
Eastman Chemical Co.	80,528	3,252,526
Lubrizol Corp.	142,818	5,367,100

		18,169,034

Metals & Mining 0.6%
Freeport-McMoRan Copper & Gold, Inc.	91,648	2,666,957
Reliance Steel & Aluminum Co.	53,648	1,343,346
United States Steel Corp.	51,771	1,909,314

		5,919,617

4

EVERGREEN ENHANCED S&P 500® FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 3.7%
Diversified Telecommunication Services 3.5%
AT&T, Inc. ρ	756,408	$20,249,042
Verizon Communications, Inc. ρ	438,092	12,998,190

		33,247,232

Wireless Telecommunication Services 0.2%
Sprint Nextel Corp.	454,237	1,421,762

UTILITIES 4.0%
Electric Utilities 2.2%
American Electric Power Co., Inc.	196,481	6,411,175
Duke Energy Corp.	406,375	6,656,422
Edison International	214,569	7,636,511

		20,704,108

Multi-Utilities 1.8%
CenterPoint Energy, Inc. ρ	578,662	6,666,186
NiSource, Inc.	388,662	5,037,060
Xcel Energy, Inc.	324,130	5,646,345

		17,349,591

Total Common Stocks (cost $927,938,512)		918,942,114

	Principal Amount	Value

SHORT-TERM INVESTMENTS 17.8%
U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Bills:
0.45%, 12/18/2008 ƒ ß	$1,000,000	999,471
1.20%, 01/29/2009 ƒ ß	600,000	599,384
1.70%, 11/06/2008 ƒ ß	1,000,000	999,994

		2,598,849

	Shares	Value

MUTUAL FUND SHARES 17.5%
BGI Prime Money Market Fund, Premium Shares, 2.35% q ρρ	9,063,261	9,063,261
Black Rock Liquidity TempFund, Institutional Class, 2.94% q ρρ	14,081,730	14,081,730
Evergreen Institutional Money Market Fund, Class I, 3.21% q ø ρρ	133,196,269	133,196,269
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 2.32% q ρρ	9,066,075	9,066,075

		165,407,335

Total Short-Term Investments (cost $168,006,184)		168,006,184

Total Investments (cost $1,095,944,696) 115.4%		1,086,948,298
Other Assets and Liabilities (15.4%)		(144,943,588)

Net Assets 100.0%		$942,004,710

ρ	All or a portion of this security is on loan.
*	Non-income producing security
°

Investment in non-controlled affiliate. At October 31, 2008, the Fund owned shares of Wells Fargo & Co. with a cost basis of $21,861,867. The Fund did not earn any income from Wells Fargo & Co. for the period from October 3, 2008 to October 31, 2008.

ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ß	Rate shown represents the yield to maturity at date of purchase.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

5

EVERGREEN ENHANCED S&P 500® FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)

At October 31, 2008, the Fund had long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at October 31, 2008	Unrealized Gain (Loss)

December 2008	90 S&P 500 Index Futures	$20,835,531	$21,764,250	$928,719

On October 31, 2008, the aggregate cost of securities for federal income tax purposes was $1,098,179,559. The gross unrealized appreciation and depreciation on securities based on tax cost was $179,718,300 and $190,949,561, respectively, with a net unrealized depreciation of $11,231,261.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

On August 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$1,086,948,298	$928,719
Level 2 – Other Significant Observable Inputs	0	0
Level 3 – Significant Unobservable Inputs	0	0

Total	$1,086,948,298	$928,719

*	Other financial instruments includes futures.

6

EVERGREEN EQUITY INCOME FUND SCHEDULE OF INVESTMENTS

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 96.2%
CONSUMER DISCRETIONARY 10.4%
Hotels, Restaurants & Leisure 2.0%
Carnival Corp. ρ	502,000	$12,750,800

Media 3.3%
Omnicom Group, Inc. ρ	721,966	21,326,876

Multiline Retail 1.5%
Target Corp. ρ	232,392	9,323,567

Specialty Retail 1.5%
Home Depot, Inc. ρ	399,600	9,426,564

Textiles, Apparel & Luxury Goods 2.1%
Timberland Co., Class A *	1,134,000	13,721,400

CONSUMER STAPLES 14.6%
Beverages 4.2%
Coca-Cola Co.	160,096	7,053,830
Diageo plc	1,296,803	19,932,607

		26,986,437

Food Products 3.9%
Kraft Foods, Inc., Class A	476,122	13,874,195
McCormick & Co., Inc.	323,900	10,902,474

		24,776,669

Household Products 4.4%
Clorox Co. ρ	340,700	20,717,967
Procter & Gamble Co.	109,921	7,094,301

		27,812,268

Tobacco 2.1%
Philip Morris International, Inc. ρ	311,669	13,548,252

ENERGY 13.0%
Oil, Gas & Consumable Fuels 13.0%
Chevron Corp.	220,100	16,419,460
ConocoPhillips ρ	352,589	18,341,680
Exxon Mobil Corp.	450,029	33,356,149
Occidental Petroleum Corp.	265,430	14,741,982

		82,859,271

FINANCIALS 14.5%
Capital Markets 3.1%
AllianceBernstein Holding LP	236,500	5,543,560
Legg Mason, Inc. ρ	649,800	14,419,062

		19,962,622

Commercial Banks 1.8%
Wells Fargo & Co. °	333,504	11,355,811

Consumer Finance 0.9%
Visa, Inc., Class A	102,735	5,686,382

Diversified Financial Services 7.6%
Apollo Global Management, LLC, Class A +	605,421	5,751,500
Bank of America Corp.	873,185	21,104,881
JPMorgan Chase & Co. ρ	523,010	21,574,163

		48,430,544

Insurance 1.1%
Marsh & McLennan Cos.	63	1,847
Prudential Financial, Inc.	110,000	3,300,000
Stewart Information Services Corp.	217,300	3,607,180

		6,909,027

1

EVERGREEN EQUITY INCOME FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE 16.4%
Biotechnology 2.4%
Amgen, Inc. *	255,000	$15,271,950

Health Care Equipment & Supplies 4.4%
Baxter International, Inc.	121,762	7,365,383
Boston Scientific Corp. *	781,300	7,055,139
Medtronic, Inc.	327,594	13,211,866

		27,632,388

Health Care Providers & Services 2.4%
WellPoint, Inc. *	398,595	15,493,388

Pharmaceuticals 7.2%
Bristol-Myers Squibb Co.	395,526	8,128,059
Novartis AG, ADR ρ	427,800	21,813,522
Pfizer, Inc.	914,430	16,194,556

		46,136,137

INDUSTRIALS 9.1%
Aerospace & Defense 1.1%
Lockheed Martin Corp.	85,150	7,242,008

Air Freight & Logistics 1.4%
Expeditors International of Washington, Inc.	265,000	8,652,250

Commercial Services & Supplies 2.9%
Avery Dennison Corp.	201,800	7,067,036
Cintas Corp.	481,800	11,418,660

		18,485,696

Industrial Conglomerates 3.7%
General Electric Co. ρ	1,227,169	23,942,067

INFORMATION TECHNOLOGY 13.1%
Communications Equipment 3.8%
Cisco Systems, Inc. *	530,300	9,423,431
Nortel Networks Corp. *	2	3
QUALCOMM, Inc.	380,600	14,561,756

		23,985,190

Computers & Peripherals 0.7%
Dell, Inc. * ρ	350,000	4,252,500

IT Services 1.3%
Automatic Data Processing, Inc.	242,100	8,461,395

Semiconductors & Semiconductor Equipment 2.5%
Intel Corp.	548,200	8,771,200
Texas Instruments, Inc.	367,300	7,184,388

		15,955,588

Software 4.8%
Microsoft Corp. ρ	939,253	20,973,519
Oracle Corp. *	547,700	10,017,433

		30,990,952

TELECOMMUNICATION SERVICES 1.0%
Wireless Telecommunication Services 1.0%
Sprint Nextel Corp.	2,080,028	6,510,487

2

EVERGREEN EQUITY INCOME FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES 4.1%
Electric Utilities 4.1%
Entergy Corp.	107,360	$8,379,448
Exelon Corp.	186,500	10,115,760
Fortum Oyj	319,800	7,859,375

		26,354,583

Total Common Stocks (cost $788,693,276)		614,243,069

SHORT-TERM INVESTMENTS 21.8%
MUTUAL FUND SHARES 21.8%
BGI Prime Money Market Fund, Premium Shares, 2.35% q ρρ	7,144,345	7,144,345
BlackRock Liquidity TempFund, Institutional Class, 2.94% q ρρ	11,100,280	11,100,280
Evergreen Institutional Money Market Fund, Class I, 3.21% q ρρ ø	90,124,349	90,124,349
Evergreen Institutional U.S. Government Money Market Fund, Class I, 1.58% q ø	23,664,617	23,664,617
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 2.32% q ρρ	7,146,563	7,146,563

Total Short-Term Investments (cost $139,180,154)		139,180,154

Total Investments (cost $927,873,430) 118.0%		753,423,223
Other Assets and Liabilities (18.0%)		(114,807,487)

Net Assets 100.0%		$638,615,736

+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
°

Investment in non-controlled affiliate. At October 31, 2008, the Fund owned shares of Wells Fargo & Co. with a cost basis of $10,069,382. The Fund did not earn any income from Wells Fargo & Co. for the period from October 3, 2008 to October 31, 2008.

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt

On October 31, 2008, the aggregate cost of securities for federal income tax purposes was $927,913,064. The gross unrealized appreciation and depreciation on securities based on tax cost was $32,690,039 and $207,179,880, respectively, with a net unrealized depreciation of $174,489,841.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

3

EVERGREEN EQUITY INCOME FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)

Valuation hierarchy

On August 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$747,671,723
Level 2 – Other Significant Observable Inputs	5,751,500
Level 3 – Significant Unobservable Inputs	0

Total	$753,423,223

4

EVERGREEN FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 98.6%
CONSUMER DISCRETIONARY 9.0%
Internet & Catalog Retail 5.5%
Amazon.com, Inc. *	487,716	$27,916,864
Blue Nile, Inc. * ρ	309,995	9,479,647

		37,396,511

Media 1.5%
Omnicom Group, Inc. ρ	328,803	9,712,841

Textiles, Apparel & Luxury Goods 2.0%
Timberland Co., Class A * ρ	1,117,421	13,520,794

CONSUMER STAPLES 13.1%
Beverages 3.0%
Diageo plc	595,373	9,151,224
Diageo plc, ADR	43,597	2,711,297
PepsiCo, Inc.	144,547	8,240,625

		20,103,146

Food & Staples Retailing 2.5%
CVS Caremark Corp.	557,602	17,090,501

Food Products 2.6%
Kraft Foods, Inc., Class A	224,563	6,543,766
McCormick & Co., Inc.	330,375	11,120,423

		17,664,189

Household Products 3.0%
Clorox Co.	224,730	13,665,831
Procter & Gamble Co.	107,070	6,910,298

		20,576,129

Tobacco 2.0%
Philip Morris International, Inc.	309,536	13,455,530

ENERGY 11.0%
Energy Equipment & Services 1.4%
Schlumberger, Ltd.	80,736	4,170,014
Weatherford International, Ltd. *	322,070	5,436,542

		9,606,556

Oil, Gas & Consumable Fuels 9.6%
Apache Corp.	144,203	11,872,233
Chevron Corp.	100,228	7,477,009
ConocoPhillips	201,908	10,503,254
Exxon Mobil Corp.	467,206	34,629,309

		64,481,805

FINANCIALS 17.2%
Capital Markets 4.0%
Goldman Sachs Group, Inc. ρ	130,173	12,041,002
State Street Corp.	169,382	7,342,710
T. Rowe Price Group, Inc. ρ	188,914	7,469,660

		26,853,372

Commercial Banks 3.9%
Wells Fargo & Co. ρ °	784,333	26,706,538

Consumer Finance 4.1%
American Express Co.	214,319	5,893,772
Visa, Inc., Class A	389,262	21,545,652

		27,439,424

1

EVERGREEN FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 4.7%
Apollo Global Management, LLC, Class A +	612,041	$5,814,390
Bank of America Corp.	548,423	13,255,384
JPMorgan Chase & Co.	313,057	12,913,601

		31,983,375

Insurance 0.5%
Prudential Financial, Inc. ρ	118,004	3,540,120

HEALTH CARE 11.4%
Biotechnology 2.3%
Amgen, Inc. * ρ	257,236	15,405,864

Health Care Equipment & Supplies 3.0%
Baxter International, Inc.	162,886	9,852,974
Medtronic, Inc.	270,706	10,917,573

		20,770,547

Pharmaceuticals 6.1%
Abbott Laboratories ρ	170,545	9,405,557
Johnson & Johnson ρ	285,327	17,501,958
Novartis AG, ADR	278,508	14,201,123

		41,108,638

INDUSTRIALS 7.4%
Aerospace & Defense 2.4%
Lockheed Martin Corp. ρ	130,692	11,115,355
United Technologies Corp.	98,138	5,393,664

		16,509,019

Air Freight & Logistics 1.8%
Expeditors International of Washington, Inc.	139,046	4,539,852
United Parcel Service, Inc., Class B	146,310	7,722,241

		12,262,093

Industrial Conglomerates 3.2%
General Electric Co.	1,096,029	21,383,526

INFORMATION TECHNOLOGY 25.4%
Communications Equipment 8.9%
Cisco Systems, Inc. *	1,090,905	19,385,382
QUALCOMM, Inc. ρ	1,069,018	40,900,629

		60,286,011

Internet Software & Services 6.4%
Bankrate, Inc. * ρ	500,227	16,462,471
Google, Inc., Class A * ρ	73,389	26,373,071

		42,835,542

IT Services 1.2%
Automatic Data Processing, Inc. ρ	236,563	8,267,877

Semiconductors & Semiconductor Equipment 1.1%
Altera Corp.	421,541	7,313,736

Software 7.8%
FactSet Research Systems, Inc. ρ	238,447	9,249,359
Microsoft Corp. ρ	824,491	18,410,884
Oracle Corp. * ρ	1,375,697	25,161,498

		52,821,741

2

EVERGREEN FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS 0.9%
Chemicals 0.9%
Air Products & Chemicals, Inc.	107,488	$6,248,277

TELECOMMUNICATION SERVICES 2.3%
Diversified Telecommunication Services 2.3%
AT&T, Inc.	294,276	7,877,768
Verizon Communications, Inc.	260,703	7,735,058

		15,612,826

UTILITIES 0.9%
Electric Utilities 0.9%
Exelon Corp.	113,512	6,156,891

Total Common Stocks (cost $678,570,916)		667,113,419

	Principal Amount	Value

OTHER 0.4%
Gryphon Funding Ltd., Private Placement Pass-Through Notes + ρρ ☐ (cost $7,392,546)	$7,392,546	2,405,534

	Shares	Value

SHORT-TERM INVESTMENTS 28.0%
MUTUAL FUND SHARES 28.0%
BGI Prime Money Market Fund, Premium Shares, 2.35% ρρ q	10,908,440	10,908,440
BlackRock Liquidity TempFund, Institutional Class, 2.94% ρρ q	16,948,613	16,948,613
Evergreen Institutional Money Market Fund, Class I, 3.21% ρρ q ø	137,607,591	137,607,591
Evergreen Institutional U.S. Government Money Market Fund, Class I, 1.58% q ø	12,931,735	12,931,735
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 2.32% ρρ q	10,911,827	10,911,827

Total Short-Term Investments (cost $189,308,206)		189,308,206

Total Investments (cost $875,271,668) 127.0%		858,827,159
Other Assets and Liabilities (27.0%)		(182,496,582)

Net Assets 100.0%		$676,330,577

*	Non-income producing security
ρ	All or a portion of this security is on loan.
°

Investment in non-controlled affiliate. At October 31, 2008, the Fund owned shares of Wells Fargo & Co. with a cost basis of $20,345,715. The Fund did not earn any income from Wells Fargo & Co. for the period from October 3, 2008 to October 31, 2008.

+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt

On October 31, 2008, the aggregate cost of securities for federal income tax purposes was $876,989,030. The gross unrealized appreciation and depreciation on securities based on tax cost was $77,511,421 and $95,673,292, respectively, with a net unrealized depreciation of $18,161,871.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

3

EVERGREEN FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Valuation hierarchy

On August 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$850,607,235
Level 2 – Other Significant Observable Inputs	5,814,390
Level 3 – Significant Unobservable Inputs	2,405,534

Total	$858,827,159

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Balance as of August 1, 2008	$0
Realized gain (loss)	0
Change in unrealized appreciation (depreciation)	0
Net purchases (sales)	0
Transfers in and/or out of Level 3	2,405,534

Balance as of October 31, 2008	$2,405,534

4

EVERGREEN FUNDAMENTAL MID CAP VALUE FUND SCHEDULE OF INVESTMENTS

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 88.1%
CONSUMER DISCRETIONARY 11.9%
Hotels, Restaurants & Leisure 3.7%
Darden Restaurants, Inc.	1,373	$30,439
Wendy’s/Arby’s Group, Inc.	12,872	46,597

		77,036

Household Durables 1.1%
Snap-On, Inc.	643	23,759

Media 4.4%
McGraw-Hill Cos.	510	13,688
Scripps Networks Interactive, Inc., Class A	1,622	46,065
Washington Post Co., Class B	73	31,156

		90,909

Multiline Retail 1.1%
Sears Holdings Corp.	393	22,692

Specialty Retail 1.1%
AnnTaylor Stores Corp.	1,800	22,626

Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.	455	9,373

CONSUMER STAPLES 3.2%
Food Products 3.2%
Sara Lee Corp.	5,961	66,644

ENERGY 7.7%
Energy Equipment & Services 2.1%
Atwood Oceanics, Inc.	1,581	43,446

Oil, Gas & Consumable Fuels 5.6%
Cimarex Energy Co.	929	37,587
Mariner Energy, Inc.	1,381	19,873
Newfield Exploration Co.	509	11,697
Pioneer Natural Resources Co.	646	17,978
St. Mary Land & Exploration Co.	1,095	27,254

		114,389

FINANCIALS 20.7%
Capital Markets 0.6%
Janus Capital Group, Inc.	1,090	12,797

Commercial Banks 4.3%
Cullen/Frost Bankers, Inc.	1,117	62,519
Marshall & Ilsley Corp.	480	8,654
National City Corp.	4,619	12,471
Zions Bancorp	102	3,887

		87,531

Insurance 12.3%
Brown & Brown, Inc.	2,403	49,309
Everest Re Group, Ltd.	1,231	91,956
Fidelity National Financial, Inc., Class A	1,797	16,191
White Mountains Insurance Group, Ltd.	278	95,771

		253,227

Real Estate Management & Development 0.8%
Brookfield Properties Corp.	1,665	16,800

Thrifts & Mortgage Finance 2.7%
People’s United Financial, Inc.	3,211	56,193

1

EVERGREEN FUNDAMENTAL MID CAP VALUE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE 2.5%
Pharmaceuticals 2.5%
Endo Pharmaceuticals Holdings, Inc.	1,037	$19,184
Forest Laboratories, Inc.	1,147	26,645
King Pharmaceuticals, Inc.	725	6,373

		52,202

INDUSTRIALS 13.5%
Aerospace & Defense 0.7%
Rockwell Collins Corp.	378	14,073

Commercial Services & Supplies 1.1%
Avery Dennison Corp.	688	24,094

Construction & Engineering 0.5%
KBR, Inc.	724	10,744

Electrical Equipment 1.2%
Belden, Inc.	1,182	24,633

Machinery 4.6%
Dover Corp.	1,520	48,290
Eaton Corp.	1,043	46,518

		94,808

Professional Services 2.8%
Manpower, Inc.	469	14,600
Monster Worldwide, Inc.	2,990	42,577

		57,177

Road & Rail 2.6%
Con-Way, Inc.	1,593	54,226

INFORMATION TECHNOLOGY 14.2%
Communications Equipment 0.6%
CommScope, Inc.	786	11,562

Computers & Peripherals 5.0%
Imation Corp.	3,577	44,069
Lexmark International, Inc., Class A	1,680	43,394
Sun Microsystems, Inc.	2,324	10,690
Western Digital Corp.	339	5,594

		103,747

Electronic Equipment & Instruments 1.5%
Ingram Micro, Inc., Class A	2,357	31,419

IT Services 4.9%
Computer Sciences Corp.	478	14,417
Fidelity National Information Services, Inc.	624	9,416
Global Payments, Inc.	1,789	72,472
Total System Services, Inc.	360	4,947

		101,252

Semiconductors & Semiconductor Equipment 0.9%
LSI Corp.	4,951	19,061

Software 1.3%
Check Point Software Technologies, Ltd.	1,286	26,003

MATERIALS 6.9%
Containers & Packaging 6.0%
Owens-Illinois, Inc.	3,018	69,052
Pactiv Corp.	2,308	54,376

		123,428

2

EVERGREEN FUNDAMENTAL MID CAP VALUE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 0.9%
Commercial Metals Co.	1,785	$19,814

TELECOMMUNICATION SERVICES 2.0%
Diversified Telecommunication Services 1.3%
CenturyTel, Inc.	648	16,271
Embarq Corp.	368	11,040

		27,311

Wireless Telecommunication Services 0.7%
Telephone & Data Systems, Inc.	516	13,855

UTILITIES 5.5%
Electric Utilities 3.6%
Mirant Corp.	1,820	31,887
Westar Energy, Inc.	2,213	43,131

		75,018

Multi-Utilities 1.9%
Ameren Corp.	1,211	39,297

Total Common Stocks (cost $2,563,870)		1,821,146

EXCHANGE TRADED FUND 1.0%
iShares Russell Midcap Value Index Fund (cost $33,956)	670	20,207

SHORT-TERM INVESTMENTS 7.2%
MUTUAL FUND SHARES 7.2%
Evergreen Institutional Money Market Fund, Class I, 3.21% q ø (cost $149,611)	149,611	149,611

Total Investments (cost $2,747,437) 96.3%		1,990,964
Other Assets and Liabilities 3.7%		75,581

Net Assets 100.0%		$2,066,545

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On October 31, 2008, the aggregate cost of securities for federal income tax purposes was $2,757,086. The gross unrealized appreciation and depreciation on securities based on tax cost was $0 and $766,122, respectively, with a net unrealized depreciation of $766,122.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Valuation hierarchy

On August 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

EVERGREEN FUNDAMENTAL MID CAP VALUE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)

As of October 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$1,990,964
Level 2 – Other Significant Observable Inputs	0
Level 3 – Significant Unobservable Inputs	0

Total	$1,990,964

4

EVERGREEN GOLDEN CORE OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 97.6%
CONSUMER DISCRETIONARY 13.3%
Household Durables 1.8%
Snap-On, Inc.	19,290	$712,766

Leisure Equipment & Products 2.3%
Hasbro, Inc.	30,520	887,216

Media 2.2%
DreamWorks Animation SKG, Inc., Class A *	29,860	839,066

Multiline Retail 2.3%
Family Dollar Stores, Inc.	33,215	893,816

Specialty Retail 2.6%
Ross Stores, Inc.	30,915	1,010,611

Textiles, Apparel & Luxury Goods 2.1%
Wolverine World Wide, Inc.	33,805	794,417

CONSUMER STAPLES 3.6%
Food Products 1.8%
Darling International, Inc. *	92,599	698,197

Personal Products 1.8%
NBTY, Inc. *	30,592	714,935

ENERGY 8.6%
Energy Equipment & Services 7.1%
Cameron International Corp. *	24,855	602,982
Helmerich & Payne, Inc.	20,780	712,962
Noble Corp.	21,700	698,957
Unit Corp. *	19,075	716,075

		2,730,976

Oil, Gas & Consumable Fuels 1.5%
Massey Energy Co.	25,375	585,909

FINANCIALS 15.1%
Capital Markets 3.7%
Ameriprise Financial, Inc.	26,745	577,692
Federated Investors, Inc.	35,090	849,178

		1,426,870

Diversified Financial Services 2.3%
NASDAQ OMX Group, Inc. *	27,830	903,362

Insurance 6.0%
American Financial Group, Inc.	36,360	826,462
Assurant, Inc.	21,125	538,265
HCC Insurance Holdings, Inc.	42,665	941,190

		2,305,917

Real Estate Investment Trusts (REITs) 3.1%
AMB Property Corp.	22,335	536,710
Digital Realty Trust, Inc.	20,210	676,631

		1,213,341

HEALTH CARE 13.8%
Health Care Providers & Services 7.0%
AmerisourceBergen Corp.	27,915	872,902
Express Scripts, Inc. *	14,905	903,392
Laboratory Corporation of America Holdings *	15,515	954,017

		2,730,311

1

EVERGREEN GOLDEN CORE OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Life Sciences Tools & Services 4.2%
Invitrogen Corp. *	27,690	$797,195
Waters Corp. *	18,870	826,506

		1,623,701

Pharmaceuticals 2.6%
Watson Pharmaceuticals, Inc. *	38,305	1,002,442

INDUSTRIALS 15.2%
Aerospace & Defense 2.3%
Goodrich Corp.	24,275	887,494

Air Freight & Logistics 1.9%
Pacer International, Inc.	64,442	727,550

Commercial Services & Supplies 2.2%
Brink’s Co.	17,755	860,940

Electrical Equipment 5.8%
Cooper Industries, Inc.	25,930	802,534
GrafTech International, Ltd. *	64,890	526,258
Woodward Governor Co.	28,463	913,662

		2,242,454

Machinery 1.9%
Gardner Denver, Inc. *	28,965	742,083

Marine 1.1%
TBS International, Ltd., Class A *	50,175	429,498

INFORMATION TECHNOLOGY 17.3%
Communications Equipment 2.1%
Harris Corp.	22,370	804,202

Electronic Equipment & Instruments 3.6%
Amphenol Corp., Class A	24,310	696,482
Avnet, Inc. *	42,995	719,736

		1,416,218

IT Services 1.5%
Convergys Corp. *	73,825	567,714

Semiconductors & Semiconductor Equipment 3.8%
Amkor Technology, Inc. *	154,504	627,286
International Rectifier Corp. *	54,005	833,837

		1,461,123

Software 6.3%
BMC Software, Inc. *	30,600	790,092
Parametric Technology Corp. *	58,469	759,512
Sybase, Inc. *	34,128	908,829

		2,458,433

MATERIALS 5.1%
Chemicals 5.1%
Albemarle Corp.	30,790	749,737
Celanese Corp., Ser. A	33,865	469,369
FMC Corp.	17,780	774,141

		1,993,247

TELECOMMUNICATION SERVICES 1.8%
Diversified Telecommunication Services 1.8%
CenturyTel, Inc.	27,950	701,825

2

EVERGREEN GOLDEN CORE OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES 3.8%
Gas Utilities 2.0%
Energen Corp.	22,800	$765,396

Multi-Utilities 1.8%
MDU Resources Group, Inc.	39,195	713,741

Total Common Stocks (cost $53,512,181)		37,845,771

SHORT-TERM INVESTMENTS 2.4%
MUTUAL FUND SHARES 2.4%
Evergreen Institutional Money Market Fund, Class I, 3.21% q ø (cost $923,891)	923,891	923,891

Total Investments (cost $54,436,072) 100.0%		38,769,662
Other Assets and Liabilities 0.0%		(5,402)

Net Assets 100.0%		$38,764,260

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On October 31, 2008, the aggregate cost of securities for federal income tax purposes was $54,436,072. The gross unrealized appreciation and depreciation on securities based on tax cost was $0 and $15,666,410, respectively, with a net unrealized depreciation of $15,666,410.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Valuation hierarchy

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$38,769,662
Level 2 – Other Significant Observable Inputs	0
Level 3 – Significant Unobservable Inputs	0

Total	$38,769,662

3

EVERGREEN GOLDEN LARGE CAP CORE FUND SCHEDULE OF INVESTMENTS

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 99.8%
CONSUMER DISCRETIONARY 8.9%
Hotels, Restaurants & Leisure 2.5%
McDonald’s Corp.	1,845	$106,881

Specialty Retail 4.1%
Gap, Inc.	5,270	68,194
Ross Stores, Inc.	3,235	105,752

		173,946

Textiles, Apparel & Luxury Goods 2.3%
Nike, Inc., Class B	1,645	94,801

CONSUMER STAPLES 7.9%
Food Products 5.3%
General Mills, Inc.	1,810	122,609
Kellogg Co.	1,985	100,084

		222,693

Household Products 2.6%
Procter & Gamble Co.	1,665	107,459

ENERGY 11.6%
Energy Equipment & Services 2.4%
Noble Corp.	1,650	53,146
Oil States International, Inc.	2,005	46,376

		99,522

Oil, Gas & Consumable Fuels 9.2%
Chevron Corp.	1,140	85,044
ConocoPhillips	1,265	65,805
Exxon Mobil Corp.	1,250	92,650
Noble Energy, Inc.	1,155	59,852
Occidental Petroleum Corp.	1,490	82,755

		386,106

FINANCIALS 13.5%
Capital Markets 1.3%
Goldman Sachs Group, Inc.	580	53,650

Diversified Financial Services 4.4%
Bank of America Corp.	3,595	86,891
JPMorgan Chase & Co.	2,380	98,175

		185,066

Insurance 7.8%
ACE, Ltd.	2,115	121,316
AON Corp.	2,475	104,693
Chubb Corp.	2,020	104,676

		330,685

HEALTH CARE 19.2%
Health Care Equipment & Supplies 9.0%
Baxter International, Inc.	1,815	109,789
Becton Dickinson & Co.	1,295	89,873
Covidien, Ltd.	1,950	86,366
St. Jude Medical, Inc.	2,450	93,174

		379,202

Health Care Providers & Services 1.5%
Aetna, Inc.	2,505	62,299

Pharmaceuticals 8.7%
Bristol-Myers Squibb Co.	4,740	97,407
Johnson & Johnson	1,570	96,304

1

EVERGREEN GOLDEN LARGE CAP CORE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals continued
Pfizer, Inc.	83,319	$83,319
Watson Pharmaceuticals, Inc.	3,350	87,669

		364,699

INDUSTRIALS 12.9%
Aerospace & Defense 5.3%
Lockheed Martin Corp.	1,020	86,751
Precision Castparts Corp.	945	61,245
United Technologies Corp.	1,385	76,120

		224,116

Electrical Equipment 3.5%
Cooper Industries, Inc.	2,540	78,613
Emerson Electric Co.	2,050	67,096

		145,709

Machinery 2.0%
Danaher Corp.	1,420	84,121

Road & Rail 2.1%
Norfolk Southern Corp.	1,450	86,913

INFORMATION TECHNOLOGY 14.7%
Computers & Peripherals 4.0%
Hewlett-Packard Co.	2,225	85,173
International Business Machines Corp.	890	82,743

		167,916

Electronic Equipment & Instruments 1.5%
Agilent Technologies, Inc.	2,930	65,017

Semiconductors & Semiconductor Equipment 3.6%
Applied Materials, Inc.	5,935	76,621
Intel Corp.	4,660	74,560

		151,181

Software 5.6%
Amdocs, Ltd.	3,505	79,073
BMC Software, Inc.	3,115	80,429
Microsoft Corp.	3,405	76,034

		235,536

MATERIALS 3.8%
Chemicals 2.7%
Celanese Corp., Ser. A	2,455	34,026
Praxair, Inc.	1,200	78,180

		112,206

Containers & Packaging 1.1%
Owens-Illinois, Inc.	2,025	46,332

TELECOMMUNICATION SERVICES 3.9%
Diversified Telecommunication Services 3.9%
AT&T, Inc.	2,855	76,428
Verizon Communications, Inc.	2,980	88,417

		164,845

UTILITIES 3.4%
Electric Utilities 1.5%
FirstEnergy Corp.	1,235	64,418

2

EVERGREEN GOLDEN LARGE CAP CORE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Multi-Utilities 1.9%
Sempra Energy	1,810	$77,088

Total Common Stocks (cost $5,598,000)		4,192,407

SHORT-TERM INVESTMENTS 3.9%
MUTUAL FUND SHARES 3.9%
Evergreen Institutional Money Market Fund, Class I, 3.21% q ø (cost $166,051)	166,051	166,051

Total Investments (cost $5,764,051) 103.7%		4,358,458
Other Assets and Liabilities (3.7%)		(156,426)

Net Assets 100.0%		$4,202,032

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On October 31, 2008, the aggregate cost of securities for federal income tax purposes was $5,764,051. The gross unrealized appreciation and depreciation on securities based on tax cost was $15,159 and $1,420,752, respectively, with a net unrealized depreciation of $1,405,593.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Valuation hierarchy

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$4,358,458
Level 2 – Other Significant Observable Inputs	0
Level 3 – Significant Unobservable Inputs	0

Total	$4,358,458

3

EVERGREEN GOLDEN MID CAP CORE FUND SCHEDULE OF INVESTMENTS

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 96.2%
CONSUMER DISCRETIONARY 13.3%
Distributors 3.0%
Genuine Parts Co.	2,565	$100,933

Leisure Equipment & Products 3.1%
Hasbro, Inc.	3,520	102,326

Media 2.2%
Omnicom Group, Inc.	2,550	75,327

Textiles, Apparel & Luxury Goods 5.0%
Polo Ralph Lauren Corp.	1,600	75,472
Wolverine World Wide, Inc.	4,000	94,000

		169,472

CONSUMER STAPLES 5.7%
Food Products 3.4%
H.J. Heinz Co.	2,635	115,466

Personal Products 2.3%
NBTY, Inc. *	3,285	76,770

ENERGY 10.4%
Energy Equipment & Services 6.8%
Cameron International Corp.	3,460	83,939
ENSCO International, Inc.	1,765	67,088
Noble Corp.	2,405	77,465

		228,492

Oil, Gas & Consumable Fuels 3.6%
Mariner Energy, Inc. *	4,445	63,964
Massey Energy Co.	2,525	58,302

		122,266

FINANCIALS 14.0%
Capital Markets 3.8%
Ameriprise Financial, Inc.	2,240	48,384
TD Ameritrade Holding Corp. *	5,965	79,275

		127,659

Insurance 4.5%
AON Corp.	2,495	105,539
Assurant, Inc.	1,805	45,991

		151,530

Real Estate Investment Trusts (REITs) 5.7%
Digital Realty Trust, Inc.	2,970	99,435
Potlatch Corp.	2,760	91,660

		191,095

HEALTH CARE 11.4%
Health Care Equipment & Supplies 3.6%
C.R. Bard, Inc.	1,380	121,785

Health Care Providers & Services 5.4%
Laboratory Corp. of America Holdings *	1,635	100,536
Universal Health Services, Inc., Class B	1,865	78,405

		178,941

Life Sciences Tools & Services 2.4%
Invitrogen Corp.	2,805	80,756

INDUSTRIALS 11.8%
Aerospace & Defense 2.2%
Precision Castparts Corp.	1,130	73,235

1

EVERGREEN GOLDEN MID CAP CORE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Construction & Engineering 2.0%
Foster Wheeler, Ltd.	2,395	$65,623

Electrical Equipment 2.2%
GrafTech International, Ltd.	9,225	74,815

Professional Services 1.9%
Manpower, Inc.	2,050	63,816

Trading Companies & Distributors 3.5%
W.W. Grainger, Inc.	1,510	118,641

INFORMATION TECHNOLOGY 13.3%
Communications Equipment 3.5%
CommScope, Inc. *	2,665	39,202
Harris Corp.	2,195	78,910

		118,112

Electronic Equipment & Instruments 2.4%
Mettler-Toledo International, Inc. *	1,080	82,663

Semiconductors & Semiconductor Equipment 2.1%
Intersil Corp., Class A	5,085	69,614

Software 5.3%
Amdocs, Ltd.	3,945	89,000
BMC Software, Inc.	3,410	88,046

		177,046

MATERIALS 7.3%
Chemicals 7.3%
Albemarle Corp.	2,905	70,737
Celanese Corp., Ser. A	5,250	72,765
FMC Corp.	2,305	100,359

		243,861

TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 2.2%
Embarq Corp.	2,510	75,300

UTILITIES 6.8%
Electric Utilities 2.2%
PPL Corp.	2,280	74,830

Multi-Utilities 4.6%
MDU Resources Group, Inc.	3,740	68,105
Sempra Energy	1,995	84,967

		153,072

Total Common Stocks (cost $4,849,987)		3,233,446

SHORT-TERM INVESTMENTS 2.8%
MUTUAL FUND SHARES 2.8%
Evergreen Institutional Money Market Fund, Class I, 3.21% q ø (cost $94,583)	94,583	94,583

Total Investments (cost $4,944,570) 99.0%		3,328,029
Other Assets and Liabilities 1.0%		32,369

Net Assets 100.0%		$3,360,398

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

2

EVERGREEN GOLDEN MID CAP CORE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)

On October 31, 2008, the aggregate cost of securities for federal income tax purposes was $4,944,570. The gross unrealized appreciation and depreciation on securities based on tax cost was $0 and $1,616,541, respectively, with a net unrealized depreciation of $1,616,541.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Valuation hierarchy

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$3,328,029
Level 2 – Other Significant Observable Inputs	0
Level 3 – Significant Unobservable Inputs	0

Total	$3,328,029

3

EVERGREEN INTRINSIC VALUE FUND SCHEDULE OF INVESTMENTS

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 95.4%
CONSUMER DISCRETIONARY 8.5%
Auto Components 1.3%
Gentex Corp.	500,000	$4,795,000

Media 2.8%
Time Warner, Inc.	950,000	9,585,500
Warner Music Group Corp. ρ	177,700	735,678

		10,321,178

Multiline Retail 1.9%
J.C. Penney Co., Inc. ρ	300,000	7,176,000

Specialty Retail 2.5%
Home Depot, Inc. ρ	396,000	9,341,640

CONSUMER STAPLES 17.4%
Beverages 2.5%
Diageo plc, ADR ρ	152,000	9,452,880

Food & Staples Retailing 4.7%
Safeway, Inc. ρ	430,000	9,146,100
Sysco Corp.	312,790	8,195,098

		17,341,198

Food Products 8.0%
Archer Daniels Midland Co.	450,000	9,328,500
ConAgra Foods, Inc.	590,000	10,277,800
Kellogg Co. ρ	205,000	10,336,100

		29,942,400

Personal Products 2.2%
L’Oreal Co., ADR	542,000	8,075,800

ENERGY 5.8%
Energy Equipment & Services 2.7%
Weatherford International, Ltd.	600,000	10,128,000

Oil, Gas & Consumable Fuels 3.1%
ConocoPhillips	220,000	11,444,400

FINANCIALS 19.3%
Capital Markets 4.1%
Charles Schwab Corp.	277,530	5,306,374
Merrill Lynch & Co., Inc. ρ	300,000	5,577,000
Morgan Stanley ρ	250,000	4,367,500

		15,250,874

Commercial Banks 9.2%
East West Bancorp, Inc. ρ	330,000	5,725,500
Mitsubishi UFJ Financial Group, Inc., ADS	1,452,000	9,104,040
Synovus Financial Corp. ρ	943,000	9,741,190
Zions Bancorp ρ	250,000	9,527,500

		34,098,230

Diversified Financial Services 3.6%
JPMorgan Chase & Co.	327,000	13,488,750

Insurance 2.4%
AFLAC, Inc.	200,000	8,856,000

HEALTH CARE 8.7%
Health Care Equipment & Supplies 5.4%
Baxter International, Inc.	230,000	13,912,700
Hospira, Inc. *	221,000	6,148,220

		20,060,920

1

EVERGREEN INTRINSIC VALUE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 1.3%
Universal Health Services, Inc., Class B	109,580	$4,606,743

Pharmaceuticals 2.0%
Eli Lilly & Co.	223,000	7,541,860

INDUSTRIALS 8.4%
Aerospace & Defense 4.6%
Boeing Co. ρ	181,000	9,460,870
Northrop Grumman Corp. ρ	160,000	7,502,400

		16,963,270

Electrical Equipment 1.5%
Thomas & Betts Corp. *	243,100	5,773,625

Machinery 2.3%
Deere & Co.	220,000	8,483,200

INFORMATION TECHNOLOGY 16.5%
Computers & Peripherals 8.9%
Apple, Inc. * ρ	110,000	11,834,900
EMC Corp.	838,000	9,871,640
International Business Machines Corp. ρ	120,000	11,156,400

		32,862,940

Electronic Equipment & Instruments 1.4%
Molex, Inc.	129,000	1,858,890
Molex, Inc., Class A	260,000	3,338,400

		5,197,290

Semiconductors & Semiconductor Equipment 2.4%
Texas Instruments, Inc.	450,000	8,802,000

Software 3.8%
Oracle Corp. *	780,000	14,266,200

MATERIALS 2.7%
Chemicals 2.7%
Air Products & Chemicals, Inc.	170,000	9,882,100

TELECOMMUNICATION SERVICES 2.6%
Wireless Telecommunication Services 2.6%
Vodafone Group plc, ADR	500,000	9,635,000

UTILITIES 5.5%
Electric Utilities 2.6%
FPL Group, Inc.	204,000	9,636,960

Multi-Utilities 2.9%
Dominion Resources, Inc. ρ	296,000	10,738,880

Total Common Stocks (cost $479,116,267)		354,163,338

CONVERTIBLE PREFERRED STOCKS 0.3%
FINANCIALS 0.3%
Commercial Banks 0.3%
East West Bancorp, Inc., Ser. A, 8.00% + (cost $1,050,000)	1,050	1,194,989

2

EVERGREEN INTRINSIC VALUE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 30.0%
MUTUAL FUND SHARES 30.0%
BGI Prime Money Market Fund, Premium Shares, 2.35% ρρ q	5,954,617	$5,954,617
BlackRock Liquidity TempFund, Institutional Class, 2.94% ρρ q	9,251,782	9,251,782
Evergreen Institutional Money Market Fund, Class I, 3.21% ø ρρ q	90,122,323	90,122,323
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 2.32% ρρ q	5,956,467	5,956,467

Total Short-Term Investments (cost $111,285,189)		111,285,189

Total Investments (cost $591,451,456) 125.7%		466,643,516
Other Assets and Liabilities (25.7%)		(95,423,904)

Net Assets 100.0%		$371,219,612

ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
*	Non-income producing security
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt

On October 31, 2008, the aggregate cost of securities for federal income tax purposes was $591,607,326. The gross unrealized appreciation and depreciation on securities based on tax cost was $804,176 and $125,767,986, respectively, with a net unrealized depreciation of $124,963,810.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

On August 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments.

Various inputs are used in determining the value of a Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of October 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$465,448,527
Level 2 – Other Significant Observable Inputs	1,194,989
Level 3 – Significant Unobservable Inputs	0

Total	$466,643,516

3

EVERGREEN SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 98.7%
CONSUMER DISCRETIONARY 15.8%
Hotels, Restaurants & Leisure 3.4%
Papa John’s International, Inc. *	125,000	$2,820,000

Household Durables 4.5%
Jarden Corp. * ρ	210,000	3,738,000

Specialty Retail 7.9%
Charlotte Russe Holding, Inc. *	238,500	2,015,325
Group 1 Automotive, Inc. ρ	261,704	2,630,125
Men’s Wearhouse, Inc. ρ	130,000	1,987,700

		6,633,150

CONSUMER STAPLES 1.7%
Food Products 1.7%
Reddy Ice Holdings, Inc. ρ	540,000	1,436,400

ENERGY 9.5%
Energy Equipment & Services 3.8%
Global Industries, Ltd. * ρ	397,900	1,014,645
Superior Energy Services, Inc. *	100,000	2,132,000

		3,146,645

Oil, Gas & Consumable Fuels 5.7%
Newfield Exploration Co. *	110,000	2,527,800
St. Mary Land & Exploration Co.	90,800	2,260,012

		4,787,812

FINANCIALS 8.2%
Commercial Banks 0.5%
First State Bancorp (New Mexico)	118,027	436,707

Insurance 5.3%
HCC Insurance Holdings, Inc.	200,000	4,412,000

Real Estate Investment Trusts (REITs) 1.4%
Ashford Hospitality Trust	750,000	1,215,000

Thrifts & Mortgage Finance 1.0%
Sovereign Bancorp, Inc.	279,000	809,100

HEALTH CARE 3.3%
Health Care Providers & Services 3.3%
Lincare Holdings, Inc. *	105,000	2,766,750

INDUSTRIALS 35.3%
Aerospace & Defense 8.5%
Esterline Technologies Corp. *	197,000	7,101,850

Building Products 4.0%
Insteel Industries, Inc.	140,000	1,436,400
NCI Building Systems, Inc. *	103,893	1,933,449

		3,369,849

Commercial Services & Supplies 2.8%
Cenveo, Inc. * ρ	481,200	2,324,196

Electrical Equipment 5.3%
Belden, Inc. ρ	110,000	2,292,400
General Cable Corp. *	125,000	2,135,000

		4,427,400

Machinery 10.0%
Barnes Group, Inc. ρ	166,000	2,408,660
Commercial Vehicle Group, Inc. *	565,000	751,450

1

EVERGREEN SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery continued
Kennametal, Inc.	129,000	$2,737,380
Manitowoc Co.	246,000	2,420,640

		8,318,130

Professional Services 2.3%
MPS Group, Inc. *	242,600	1,889,854

Trading Companies & Distributors 2.4%
Interline Brands, Inc. *	189,999	2,021,589

INFORMATION TECHNOLOGY 8.3%
Computers & Peripherals 2.5%
Western Digital Corp. *	125,000	2,062,500

Electronic Equipment & Instruments 5.8%
Arrow Electronics, Inc. *	140,000	2,443,000
TTM Technologies, Inc. * ρ	265,700	1,902,412
Vishay Intertechnology, Inc. *	115,504	497,823

		4,843,235

MATERIALS 16.6%
Chemicals 11.8%
Albemarle Corp.	100,000	2,435,000
Cytec Industries, Inc.	72,000	2,039,040
Lubrizol Corp.	45,000	1,691,100
Scotts Miracle-Gro Co., Class A	140,000	3,656,800

		9,821,940

Containers & Packaging 2.1%
Silgan Holdings, Inc.	38,000	1,768,520

Metals & Mining 2.7%
Steel Dynamics, Inc.	189,700	2,261,224

Total Common Stocks (cost $123,515,831)		82,411,851

SHORT-TERM INVESTMENTS 19.1%
MUTUAL FUND SHARES 19.1%
BGI Prime Money Market Fund, Premium Shares, 2.35% ρρ q	723,984	723,984
BlackRock Liquidity TempFund, Institutional Class, 2.94% ρρ q	1,124,865	1,124,865
Evergreen Institutional Money Market Fund, Class I, 3.21% ρρ q ø	13,399,189	13,399,189
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 2.32% ρρ q	724,209	724,209

Total Short-Term Investments (cost $15,972,247)		15,972,247

Total Investments (cost $139,488,078) 117.8%		98,384,098
Other Assets and Liabilities (17.8%)		(14,862,136)

Net Assets 100.0%		$83,521,962

*	Non-income producing security
ρ	All or a portion of this security is on loan.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On October 31, 2008, the aggregate cost of securities for federal income tax purposes was $139,481,400. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,163,169 and $44,260,471, respectively, with a net unrealized depreciation of $41,097,302.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

2

EVERGREEN SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

On August 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$98,384,098
Level 2 – Other Significant Observable Inputs	0
Level 3 – Significant Unobservable Inputs	0

Total	$98,384,098

3

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 94.9%
CONSUMER DISCRETIONARY 13.7%
Auto Components 0.7%
Modine Manufacturing Co. ρ	382,439	$2,830,049
Superior Industries International, Inc. ρ	353,624	5,056,823

		7,886,872

Diversified Consumer Services 0.8%
Hillenbrand, Inc.	460,713	8,753,547

Hotels, Restaurants & Leisure 2.6%
Cheesecake Factory, Inc. * ρ	240,400	2,115,520
DineEquity, Inc. ρ	189,898	3,423,861
Interval Leisure Group, Inc. *	214,212	1,555,179
Ruby Tuesday, Inc. *	1,671,848	4,029,154
Wendy’s/Arby’s Group, Inc. ρ	4,985,108	18,046,091

		29,169,805

Household Durables 3.1%
BLYTH, Inc.	2,036,495	17,513,857
Cavco Industries, Inc. *	259,722	8,838,340
Dixie Group, Inc. + *	603,447	2,474,133
Helen of Troy Corp. *	109,847	1,976,147
Tupperware Brands Corp.	135,962	3,439,838

		34,242,315

Internet & Catalog Retail 1.7%
HSN, Inc. *	319,692	1,966,106
IAC/InteractiveCorp. ρ	858,596	14,390,069
Ticketmaster Entertainment, Inc. *	265,692	2,571,898

		18,928,073

Media 0.6%
A. H. Belo Corp., Ser. A	904,926	2,995,305
Journal Communications, Inc., Class A	1,224,214	3,060,535

		6,055,840

Specialty Retail 2.8%
AnnTaylor Stores Corp. *	15,300	192,321
Charming Shoppes, Inc. * ρ	608,656	669,522
Christopher & Banks Corp.	617,802	3,224,926
Foot Locker, Inc.	463,393	6,774,806
Genesco, Inc. * ρ	425,922	10,567,125
Men’s Wearhouse, Inc. ρ	149,600	2,287,384
Zale Corp. * ρ	393,993	6,721,520

		30,437,604

Textiles, Apparel & Luxury Goods 1.4%
Delta Apparel Co. *	236,810	1,444,541
K-Swiss, Inc., Class A	233,062	3,526,228
Kenneth Cole Productions, Inc., Class A	648,631	8,613,820
Oxford Industries, Inc.	122,400	1,648,728

		15,233,317

CONSUMER STAPLES 6.4%
Food & Staples Retailing 3.6%
Casey’s General Stores, Inc. ρ	1,318,780	39,827,156

Food Products 1.2%
American Italian Pasta Co., Class A * ρ	423,637	5,401,372
TreeHouse Foods, Inc. * ρ	253,570	7,673,028

		13,074,400

1

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Household Products 0.5%
WD-40 Co.	186,836	$5,436,927

Personal Products 0.3%
Prestige Brands Holdings, Inc. *	545,826	3,771,658

Tobacco 0.8%
Universal Corp. ρ	214,900	8,507,891

ENERGY 6.9%
Energy Equipment & Services 1.8%
Atwood Oceanics, Inc. * ρ	593,572	16,311,358
Global Industries, Ltd. * ρ	832,352	2,122,498
WSP Holdings, Ltd. * ρ	358,300	1,698,342

		20,132,198

Oil, Gas & Consumable Fuels 5.1%
BioFuel Energy Corp. *	579,175	289,588
Forest Oil Corp. *	251,602	7,349,294
Mariner Energy, Inc. *	1,438,474	20,699,641
Rosetta Resources, Inc. *	318,422	3,359,352
Stone Energy Corp. * ρ	510,339	15,483,685
Whiting Petroleum Corp. *	162,642	8,455,758

		55,637,318

FINANCIALS 22.3%
Capital Markets 2.4%
Apollo Investment Corp. ρ	393,167	5,181,941
Deerfield Capital Corp. ρ	205,062	666,452
Investment Technology Group, Inc. *	137,567	2,807,742
Knight Capital Group, Inc., Class A *	747,794	10,813,101
Kohlberg Capital Corp. ρ	552,669	3,089,420
Westwood Holdings Group, Inc. +	103,132	3,955,112

		26,513,768

Commercial Banks 8.1%
BancorpSouth, Inc.	532,956	12,934,842
BOK Financial Corp.	88,864	4,251,254
First Citizens Bancshares, Inc., Class A	302,318	46,230,468
IBERIABANK Corp.	101,622	5,176,625
Renasant Corp.	220,436	4,620,338
Sterling Bancshares, Inc.	191,800	1,526,728
UMB Financial Corp.	330,039	14,960,668

		89,700,923

Diversified Financial Services 0.1%
KKR Financial Holdings, LLC	457,524	1,766,043

Insurance 9.3%
Assured Guaranty, Ltd. ρ	141,019	1,583,643
Delphi Financial Group, Inc., Class A	125,743	1,980,452
Endurance Specialty Holdings, Ltd. ρ	890,616	26,932,228
IPC Holdings, Ltd. ρ	786,668	21,719,904
Phoenix Cos., Inc.	796,152	5,151,103
Stewart Information Services Corp.	933,107	15,489,576
Willis Group Holdings, Ltd.	1,117,577	29,325,221

		102,182,127

Thrifts & Mortgage Finance 2.4%
Flagstar Bancorp, Inc. ρ	270,452	513,859
NewAlliance Bancshares, Inc.	1,876,526	25,896,059

		26,409,918

2

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE 1.6%
Health Care Equipment & Supplies 0.4%
Edwards Lifesciences Corp. *	10,239	$541,029
ICU Medical, Inc. *	61,100	1,957,033
Syneron Medical, Ltd. *	160,827	1,513,382

		4,011,444

Health Care Providers & Services 0.8%
AMN Healthcare Services, Inc. * ρ	579,237	5,207,341
Cross Country Healthcare, Inc. *	378,864	4,288,740

		9,496,081

Life Sciences Tools & Services 0.4%
Cambrex Corp. *	944,707	4,251,181

INDUSTRIALS 18.5%
Aerospace & Defense 0.6%
GenCorp, Inc. * ρ	1,365,499	6,690,945

Building Products 1.5%
Apogee Enterprises, Inc. ρ	635,375	6,264,798
Quanex Building Products Corp. ρ	1,086,645	9,953,668

		16,218,466

Commercial Services & Supplies 2.8%
ACCO Brands Corp. *	300,598	847,686
Courier Corp.	345,826	6,020,831
Deluxe Corp.	106,187	1,291,234
Ennis, Inc.	118,800	1,398,276
Viad Corp. ρ	1,003,711	21,931,085

		31,489,112

Electrical Equipment 2.6%
Acuity Brands, Inc. ρ	97,477	3,407,796
Belden, Inc. ρ	668,034	13,921,828
Franklin Electric Co., Inc. ρ	266,911	11,252,968

		28,582,592

Machinery 6.2%
Crane Co.	369,723	6,052,366
EnPro Industries, Inc. * ρ	273,069	6,064,862
Kadant, Inc. + *	1,011,988	16,637,083
Mueller Industries, Inc.	1,736,003	39,702,389

		68,456,700

Marine 0.2%
TBS International, Ltd., Class A * ρ	273,517	2,341,306

Professional Services 3.1%
Heidrick & Struggles International, Inc.	562,959	13,584,201
Korn/Ferry International * ρ	683,399	9,492,412
Monster Worldwide, Inc. * ρ	748,656	10,660,861

		33,737,474

Road & Rail 1.5%
Arkansas Best Corp. ρ	555,585	16,217,526

INFORMATION TECHNOLOGY 14.5%
Communications Equipment 1.6%
Avocent Corp. *	153,932	2,312,059
Black Box Corp.	50,143	1,524,848
Ciena Corp. * ρ	694,023	6,669,561

3

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Communications Equipment continued
NETGEAR, Inc. *	391,675	$4,328,009
Sycamore Networks, Inc. *	811,300	2,709,742

		17,544,219

Computers & Peripherals 4.4%
Adaptec, Inc. * ρ	3,274,417	10,510,878
Electronics for Imaging, Inc. * ρ	815,421	8,643,463
Imation Corp.	2,134,471	26,296,683
Quantum Corp. *	5,332,591	1,546,451
Silicon Graphics, Inc. * ρ	221,039	1,149,403

		48,146,878

Electronic Equipment & Instruments 2.2%
AVX Corp.	873,995	7,883,435
Benchmark Electronics, Inc. *	337,413	4,045,582
Coherent, Inc. * ρ	240,591	6,086,952
Orbotech, Ltd. *	883,694	2,863,169
Technitrol, Inc.	243,650	1,405,860
Vishay Intertechnology, Inc. *	369,475	1,592,437

		23,877,435

IT Services 0.0%
Gevity HR, Inc.	132,601	452,170

Semiconductors & Semiconductor Equipment 3.9%
ANADIGICS, Inc. * ρ	493,618	868,768
ATMI, Inc. *	502,997	6,116,444
Cabot Microelectronics Corp. * ρ	297,636	8,551,082
DSP Group, Inc. *	855,980	5,392,674
Exar Corp. *	1,151,965	7,695,126
Lattice Semiconductor Corp. *	3,450,884	6,487,662
Standard Microsystems Corp. *	286,188	5,154,246
Trident Microsystems, Inc. *	551,715	998,604
Zoran Corp. *	238,739	1,943,335

		43,207,941

Software 2.4%
Borland Software Corp. * ρ	3,087,504	4,631,256
Corel Corp. *	804,136	3,650,778
Lawson Software, Inc. *	835,641	4,445,610
Mentor Graphics Corp. *	244,154	1,792,090
Novell, Inc. *	2,098,324	9,778,190
TIBCO Software, Inc. *	482,200	2,483,330

		26,781,254

MATERIALS 5.2%
Chemicals 2.4%
A. Schulman, Inc.	629,278	11,270,369
American Pacific Corp. + *	360,844	4,167,748
Arch Chemicals, Inc. ρ	322,421	9,147,084
Innospec, Inc.	256,620	2,245,425

		26,830,626

Containers & Packaging 0.2%
Packaging Corporation of America	150,422	2,531,602

Metals & Mining 0.1%
Commercial Metals Co.	120,100	1,333,110

4

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Paper & Forest Products 2.5%
Glatfelter	642,409	$6,623,237
Neenah Paper, Inc. ρ	1,004,550	9,071,087
Schweitzer-Mauduit International, Inc. ρ	679,910	11,368,095

		27,062,419

UTILITIES 5.8%
Electric Utilities 4.6%
Allete, Inc. ρ	961,597	33,655,895
El Paso Electric Co. * ρ	943,391	17,471,601

		51,127,496

Gas Utilities 1.2%
Atmos Energy Corp.	527,932	12,812,910

Total Common Stocks (cost $1,515,864,569)		1,046,868,587

	Principal Amount	Value

OTHER 0.3%
Gryphon Funding, Ltd., Private Placement Pass-Through Notes + ρρ ☐ (cost $11,088,818)	$11,088,818	3,608,301

SHORT-TERM INVESTMENTS 27.3%
CORPORATE BONDS 0.4%
Consumer Finance 0.4%
White Pine Finance, LLC, FRN, SIV, 0.00%, 3/17/2008 ρρ • + ☐	7,691,229	4,384,001

	Shares	Value

MUTUAL FUND SHARES 26.9%
BGI Prime Money Market Fund, Premium Shares, 2.35% ρρ q	14,699,732	14,699,732
BlackRock Liquidity TempFund, Institutional Class, 2.94% ρρ q	22,839,210	22,839,210
Evergreen Institutional Money Market Fund, Class I, 3.21% ρρ q ø	243,823,955	243,823,955
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 2.32% ρρ q	14,704,641	14,704,641

		296,067,538

Total Short-Term Investments (cost $303,756,094)		300,451,539

Total Investments (cost $1,830,709,481) 122.5%		1,350,928,427
Other Assets and Liabilities (22.5%)		(247,816,946)

Net Assets 100.0%		$1,103,111,481

ρ	All or a portion of this security is on loan.
*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security. The issuer has declared an event of insolvency prior to its maturity.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

FRN	Floating Rate Note
SIV	Structured Investment Vehicle

On October 31, 2008, the aggregate cost of securities for federal income tax purposes was $1,835,391,170. The gross unrealized appreciation and depreciation on securities based on tax cost was $37,974,105 and $522,436,848, respectively, with a net unrealized depreciation of $484,462,743.

5

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

On August 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$1,342,936,125
Level 2 – Other Significant Observable Inputs	0
Level 3 – Significant Unobservable Inputs	7,992,302

Total	$1,350,928,427

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Balance as of August 1, 2008	$0
Realized gain (loss)	0
Change in unrealized appreciation (depreciation)	0
Net purchases (sales)	0
Transfers in and/or out of Level 3	7,992,302

Balance as of October 31, 2008	$7,992,302

6

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By:
Dennis H. Ferro, Principal Executive Officer

Date: December 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro, Principal Executive Officer

Date: December 29, 2008

By:
Jeremy DePalma Principal Financial Officer

Date: December 29, 2008